2. Loans: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 18,064,378	$ 14,655,656
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	9,981,348	8,582,288
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	19,330,515	16,960,898
Financing Receivable, Recorded Investment, Past Due	47,376,241	40,198,842
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	16,447,739	13,836,033
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	9,233,306	8,073,384
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	17,290,149	15,895,050
Financing Receivable, Recorded Investment, Past Due	42,971,194	37,804,467
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	902,437	321,249
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	304,578	161,974
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,225,805	480,929
Financing Receivable, Recorded Investment, Past Due	2,432,820	964,152
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	714,202	498,374
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	443,464	346,930
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	814,561	584,919
Financing Receivable, Recorded Investment, Past Due	$ 1,972,227	$ 1,430,223